SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
17.	SUPPLEMENTAL CASH FLOW INFORMATION

During the periods indicated the Company undertook the following significant non-cash transactions:

		For the year ended
	Note	December 31, 2017	December 31, 2016	December 31, 2015

Depreciation included in exploration and evaluation assets	8	$62	$42,819	$82,272
Employee retention allowance included in exploration and evaluation assets	18	$-	$9,800	$9,800
Exploration and evaluation expenditures by Randgold		$1,251,286	$250,786	$-